UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1701 Duke Street, Suite 250
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA August 7, 2012

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 108

Form 13F Information Table Value Total: 1,678,808 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 6/30/12


Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				  Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole  Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------  ----- ------ -----  ----   -----    ----



AGCO Corp.                   COMMON    001084102          506     11061 SH       X                   11,061               0
Acme Packet Inc.             COMMON    004764106        15680    840769 SH       X                  643,457         197,312
AeroVironment Inc.           COMMON    008073108        32829   1247791 SH       X                  951,538         296,253
Allergan, Inc.               COMMON    018490102         1506     16272 SH       X                   16,272               0
Amazon.com Inc.              COMMON    023135106         2039      8929 SH       X                    8,929               0
American Express Co.         COMMON    025816109         1720     29542 SH       X                   29,542               0
Amerigroup Corp.             COMMON    03073T102        34540    524050 SH       X                  401,184         122,866
Analogic Corp.               COMMON    032657207        38193    616023 SH       X                  475,349         140,674
Apple Inc.                   COMMON    037833100         3050      5223 SH       X                    5,223               0
BJ's Restaurants Inc.        COMMON    09180C106        21177    557280 SH       X                  426,498         130,782
BMC Software Inc.            COMMON    055921100         1036     24285 SH       X                   24,285               0
Bank of the Ozarks           COMMON    063904106        37853   1258401 SH       X                  962,262         296,139
Berkshire Hathaway Inc Del CL B NEW    084670702         1297     15563 SH       X                   15,563               0
Boeing Co.                   COMMON    097023105         1142     15370 SH       X                   15,370               0
CarMax Inc.                  COMMON    143130102         1089     41998 SH       X                   41,998               0
Ceragon Networks Ltd.        COMMON    M22013102         9603   1120550 SH       X                  855,205         265,345
Chicago Bridge & Iron Co. NY REG SH    167250109        16544    435820 SH       X                  331,953         103,867
Chico's FAS Inc.             COMMON    168615102        34041   2293889 SH       X                1,755,209         538,680
Cintas Corp.                 COMMON    172908105         1524     39464 SH       X                   39,464               0
Coinstar Inc.                COMMON    19259P300        49953    727540 SH       X                  560,556         166,984
Colfax Corp.                 COMMON    194014106        42452   1539807 SH       X                1,196,924         342,883
CommVault Systems Inc.       COMMON    204166102        33117    668086 SH       X                  511,939         156,147
Comstock Resources Inc.      COMMON    205768203        38266   2330476 SH       X                1,786,162         544,314
Contango Oil & Gas Co.       COMMON    21075N204        31745    536237 SH       X                  410,441         125,796
DaVita Inc.                  COMMON    23918K108         1665     16956 SH       X                   16,956               0
Danaher Corp.                COMMON    235851102         1541     29586 SH       X                   29,586               0
DexCom Inc.                  COMMON    252131107        28066   2165614 SH       X                1,657,257         508,357
E.W. Scripps                 COMMON    811054402        28302   2945038 SH       X                2,243,608         701,430
EOG Resources Inc.           COMMON    26875P101         1030     11426 SH       X                   11,426               0
East West Bancorp. Inc.      COMMON    27579R104        38671   1648398 SH       X                1,263,186         385,212
Exxon Mobil Corp.            COMMON    30231G102         1612     18840 SH       X                   18,840               0
F5 Networks Inc.             COMMON    315616102          498      5001 SH       X                    5,001               0
FACTSET RESH SYS INC         COMMON    303075105         1057     11378 SH       X                   11,378               0
SELECT SECTOR SPDR TR  SBI INT-FINL    81369Y605            9       608 SH       X                      608               0
Fluor Corp.                  COMMON    343412102          464      9370 SH       X                    9,370               0
Forward Air Corp.            COMMON    349853101        15664    485411 SH       X                  371,097         114,314
Franklin Electric Co.        COMMON    353514102        25299    494798 SH       X                  378,610         116,188
Franklin Resources Inc.      COMMON    354613101         1147     10317 SH       X                   10,317               0
GNC Holdings Inc.            COMMON    36191G107         1320     33671 SH       X                   33,671               0
Glacier Bancorp              COMMON    37637Q105        39293   2541562 SH       X                1,945,692         595,870
Goldman Sachs Group Inc.     COMMON    38141G104         1186     12374 SH       X                   12,374               0
Google Inc.                  COMMON    38259P508         1505      2594 SH       X                    2,594               0
Grand Canyon Education Inc.  COMMON    38526M106        40269   1923087 SH       X                1,471,778         451,309
Greenhill & Co. Inc.         COMMON    395259104         3849    107967 SH       X                   82,553          25,414
HMS Holdings Corp.           COMMON    40425J101        30365    911596 SH       X                  700,295         211,301
Harman International Ind     COMMON    413086109        33813    853874 SH       X                  653,180         200,694
Health Mgmt Assoc Inc New    CL A      421933102        33713   4294627 SH       X                3,291,378       1,003,249
Home Depot Inc.              COMMON    437076102         1542     29093 SH       X                   29,093               0
IBERIABANK Corp.             COMMON    450828108        37042    734153 SH       X                  566,851         167,302
SELECT SECTOR SPDR TR  SBI INT-INDS    81369Y704            6       172 SH       X                      172               0
Ixia                         COMMON    45071R109        29053   2417074 SH       X                1,863,851         553,223
JPMorgan Chase & Co.         COMMON    46625H100         1488     41634 SH       X                   41,634               0
Johnson & Johnson            COMMON    478160104         1532     22670 SH       X                   22,670               0
Kraft Foods Inc.             COMMON    50075N104         1287     33179 SH       X                   33,179               0
LaSalle Hotel Pptys  COM SH BEN INT    517942108        42704   1465481 SH       X                1,129,602         335,879
MDC Holdings Inc.            COMMON    552676108        39811   1218577 SH       X                  932,215         286,362
Macy's Inc.                  COMMON    55616P104         1382     40103 SH       X                   40,103               0
McCormick & Co. Inc.         COMMON    579780206         1435     23662 SH       X                   23,662               0
MetLife Inc.                 COMMON    59156R108         1170     37911 SH       X                   37,911               0
Microchip Technology Inc.    COMMON    595017104          619     18724 SH       X                   18,724               0
Monsanto Co.                 COMMON    61166W101         1472     17777 SH       X                   17,777               0
Morningstar Inc.             COMMON    617700109        35401    612046 SH       X                  472,951         139,095
Mosaic Co.                   COMMON    61945C103          694     12677 SH       X                   12,677               0
NETGEAR Inc.                 COMMON    64111Q104        33879    981705 SH       X                  751,761         229,944
Philip Morris International  COMMON    718172109         1543     17680 SH       X                   17,680               0
Phillips 66                  COMMON    718546104          628     18878 SH       X                   18,878               0
Portfolio Recovery Assoc In  COMMON    73640Q105        18071    198022 SH       X                  152,220          45,802
Precision Drilling Corp.   COM 2010    74022D308         8261   1211352 SH       X                  924,645         286,707
PROSHARES TR II      ULTRASHRT EURO    74347W882            8       394 SH       X                      394               0
PROSHARES TR         ULSH MSCI EURP    74348A301            4       110 SH       X                      110               0
Range Resources Corp.        COMMON    75281A109         1359     21971 SH       X                   21,971               0
Raymond James Financial Inc. COMMON    754730109         1344     39252 SH       X                   39,252               0
Red Robin Gourmet Burgers IncCOMMON    75689M101        27329    895738 SH       X                  680,434         215,304
Rosetta Stone Inc.           COMMON    777780107            0        11 SH       X                       11               0
Royal Gold Inc.              COMMON    780287108        35160    448470 SH       X                  342,138         106,332
ISHARES TR             RUSSELL 1000    464287622          233      3085 SH       X                    3,085               0
ISHARES TR             RUSSELL 2000    464287655         2899     36444 SH       X                   22,736          13,708
SPDR GOLD Trust            GOLD SHS    78463V107            3        18 SH       X                       18               0
Southwestern Energy Co.      COMMON    845467109         1241     38874 SH       X                   38,874               0
Stifel Financial Corp.       COMMON    860630102        36061   1167018 SH       X                  892,196         274,822
T. Rowe Price Group Inc.     COMMON    74144T108         1145     18189 SH       X                   18,189               0
SELECT SECTOR SPDR TR    TECHNOLOGY    81369Y803            6       205 SH       X                      205               0
Teleflex Inc.                COMMON    879369106        32622    535577 SH       X                  413,785         121,792
TEMPUR PEDIC INTL INC        COMMON    88023U101         7914    338340 SH       X                  263,653          74,687
Teva Pharmaceutical Inds Ltd ADR       881624209         1207     30613 SH       X                   30,613               0
Texas Roadhouse Inc.         COMMON    882681109        38285   2081268 SH       X                1,592,839         488,429
The Advisory Board Co.       COMMON    00762W107        48542    978872 SH       X                  756,986         221,886
CORPORATE EXECUTIVE BRD CO   COMMON    21988R102        38006    929699 SH       X                  710,499         219,200
The Fresh Market Inc.        COMMON    35804H106        34728    647550 SH       X                  495,481         152,069
Toll Brothers Inc.           COMMON    889478103         1435     48281 SH       X                   48,281               0
Treehouse Foods Inc.         COMMON    89469A104        34736    557642 SH       X                  426,168         131,474
UMB Financial Corp.          COMMON    902788108        42405    827745 SH       X                  633,472         194,273
United Natural Foods Inc.    COMMON    911163103        44175    805235 SH       X                  622,422         182,813
United States Natural Gas    COMMON    912318201           14       709 SH       X                      709               0
United Therapeutics Corp.    COMMON    91307C102        24125    488562 SH       X                  376,376         112,186
VANGUARD SPECIALIZED P  DIV APP ETF    921908844           21       375 SH       X                      375               0
Wabtec Corp.                 COMMON    929740108        14854    190415 SH       X                  145,429          44,986
Waddell & Reed FINL Inc      CL A      930059100        39938   1318963 SH       X                1,009,713         309,250
Websense Inc.                COMMON    947684106        23475   1253335 SH       X                  959,821         293,514
Western Union                COMMON    959802109          148      8772 SH       X                    8,772               0
Westlake Chemical Corp.      COMMON    960413102        34848    666815 SH       X                  510,832         155,983
Zillow Inc.                  COMMON    98954A107        25810    668143 SH       X                  510,899         157,244
athenahealth Inc.            COMMON    04685W103        44434    561247 SH       X                  433,654         127,593
iShares TR           DJ SEL DIV INX    464287168            4        65 SH       X                       65               0
Boeing Co.                   CALL      097023905            7      2900 SH       X                    2,900               0
Cisco Sys Inc.               CALL      17275R902           16     43900 SH       X                   43,900               0
JPMorgan Chase & Co.         CALL      46625H900            0      5000 SH       X                    5,000               0
Johnson & Johnson            CALL      478160904            7      6300 SH       X                    6,300               0

                                                    1,678,808



